Property, Plant and Equipment	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment
B.2. Property, plant and equipment
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2025:

(€ million)	June 30, 2025	June 30, 2024
Acquisitions	702	591
Biopharma	663	535
Of which Manufacturing & Supply	453	366
Opella (discontinued operation, see Note B.1.)	39	56
Of which capitalized interest	22	22
Firm orders for property, plant and equipment stood at €732 million as of June 30, 2025.